Segment Reporting - Schedule of Accounting Policies of the Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue	$ 50,836	$ 36,383
Royalties	(3,081)	(1,817)
Gross profit (loss)	26,985	13,450
Other income	593	212
Impairment	(25)	(185)
Administrative expenses	(13,747)	(15,706)
Allowance for credit losses		(12)
Listing expenses		(65,381)
Finance cost	(938)	(828)
Profit/(loss) before taxation	1,254	(8,226)
Non-current assets	55,947		$ 46,624
How Mine’s [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue	50,836	36,383
Production costs	(17,897)	(18,460)
Depreciation	(2,840)	(2,635)
Royalties	(3,081)	(1,817)
Gross profit (loss)	27,018	13,471
Other income	254	116
Impairment
Administrative expenses	(4,300)	(812)
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)	(426)	(146)
Change in fair value of warrants and earn-out liability
Operating profit/(loss)	22,546	12,629
Finance cost	(606)	(605)
Related party credit loss		(3)
Interest income	7	8
Financial guarantee remeasurement
Profit/(loss) before taxation	21,947	12,029
Income tax expense	(5,683)	(2,623)
Profit/(loss) for the period	16,264	9,406
Segment assets	67,730		58,383
Current assets	13,525		12,044
Non-current assets	54,205		46,339
Segment liabilities	42,436		33,937
Current liabilities	23,419		16,456
Non-current liabilities	19,017		17,481
Redwing Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation	(15)	(4)
Royalties
Gross profit (loss)	(15)	(4)
Other income	75	92
Impairment	(15)	(110)
Administrative expenses	(2,373)	(1,202)
Allowance for credit losses		(12)
Listing expenses
Foreign exchange gains/(losses)	43	67
Change in fair value of warrants and earn-out liability
Operating profit/(loss)	(2,285)	(1,169)
Finance cost	(49)	(39)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation	(2,334)	(1,208)
Income tax expense
Profit/(loss) for the period	(2,334)	(1,208)
Segment assets	3,909		90
Current assets	2,402		9
Non-current assets	1,507		81
Segment liabilities	20,543		20,702
Current liabilities	9,050		9,224
Non-current liabilities	11,493		11,478
Mazowe Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation	(15)
Royalties
Gross profit (loss)	(15)
Other income	264
Impairment	(10)
Administrative expenses	(959)
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)	58
Change in fair value of warrants and earn-out liability
Operating profit/(loss)	(662)
Finance cost	(210)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation	(872)
Income tax expense
Profit/(loss) for the period	(872)
Segment assets	214
Current assets	45
Non-current assets	169
Segment liabilities	15,157
Current liabilities	6,843
Non-current liabilities	8,314
Mazowe Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation		(17)
Royalties
Gross profit (loss)		(17)
Other income		4
Impairment		(75)
Administrative expenses		(745)
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)		29
Change in fair value of warrants and earn-out liability
Operating profit/(loss)		(804)
Finance cost		(126)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation		(930)
Income tax expense
Profit/(loss) for the period		(930)
Segment assets			236
Current assets			59
Non-current assets			177
Segment liabilities			15,002
Current liabilities			6,698
Non-current liabilities			8,304
Corporate Overhead [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation	(3)
Royalties
Gross profit (loss)	(3)
Other income
Impairment
Administrative expenses	(6,115)	(12,947)
Allowance for credit losses
Listing expenses		(5,112)
Foreign exchange gains/(losses)	(21)
Change in fair value of warrants and earn-out liability	(11,275)
Operating profit/(loss)	(17,414)	(18,059)
Finance cost	(73)	(58)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation	(17,487)	(18,117)
Income tax expense	(402)	(1,050)
Profit/(loss) for the period	(17,889)	(19,167)
Segment assets	4,497		4,085
Current assets	4,431		4,058
Non-current assets	66		27
Segment liabilities	38,986		32,428
Current liabilities	23,961		21,191
Non-current liabilities	15,025		11,237
Reportable segments [member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue	50,836	36,383
Production costs	(17,897)	(18,460)
Depreciation	(2,873)	(2,656)
Royalties	(3,081)	(1,817)
Gross profit (loss)	26,985	13,450
Other income	593	212
Impairment	(25)	(185)
Administrative expenses	(13,747)	(15,706)
Allowance for credit losses		(12)
Listing expenses		(5,112)
Foreign exchange gains/(losses)	(346)	(50)
Change in fair value of warrants and earn-out liability	(11,275)
Operating profit/(loss)	2,185	(7,403)
Finance cost	(938)	(828)
Related party credit loss		(3)
Interest income	7	8
Financial guarantee remeasurement
Profit/(loss) before taxation	1,254	(8,226)
Income tax expense	(6,085)	(3,673)
Profit/(loss) for the period	(4,831)	$ (11,899)
Segment assets	76,350		62,794
Current assets	20,403		16,170
Non-current assets	55,947		46,624
Segment liabilities	117,122		102,069
Current liabilities	63,273		53,569
Non-current liabilities	$ 53,849		$ 48,500